Expense Example - Canterbury Portfolio Thermostat Fund	Aug. 27, 2025 USD ($)
Canterbury Portfolio Thermostat Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 438
Expense Example, with Redemption, 3 Years	1,323
Expense Example, with Redemption, 5 Years	2,220
Expense Example, with Redemption, 10 Years	4,510
Canterbury Portfolio Thermostat Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	463
Expense Example, with Redemption, 3 Years	1,394
Expense Example, with Redemption, 5 Years	2,332
Expense Example, with Redemption, 10 Years	$ 4,709